TEMPLETON GROWTH FUND, INC.

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923

Facsimile 954.847.2288
Telephone 954.527.7500

January 3, 2012

Filed Via EDGAR (CIK 0000805664)

Securities and Exchange Commission

100 F Street, N.E

Washington, D.C.  20549

RE:  Templeton Growth Fund, Inc.

File Nos. 033-09981 and 811-0489

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectus and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 27, 2012.

Very truly yours,

Templeton Growth Fund, Inc.

/s/ROBERT C. ROSSELOT

Robert C. Rosselot

Vice President and Secretary

RCR:dac